Provisions and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Provisions and other liabilities [Abstract]
Provisions and other liabilities
	December 31,
	2020	2019 restated*
	US$’000	US$’000
Non-current liabilities
Provisions and other liabilities	21,382	3,910
Leases due greater than 1 year	4,569	1,053
	25,951	4,963
Current liabilities
Provisions and other liabilities	9,976	23,304
Leases due less than 1 year	963	571
	10,939	23,875
Total provisions and other liabilities	36,890	28,838
* see note 27